Fair Value Measurements - Additional Information (Detail)	12 Months Ended
Dec. 31, 2021 USD ($)
Fair Value, Inputs, Level 3 [Member] | Public Warrants [Member] | Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value net derivative asset liability measured on recurring basis unobservable inputs reconciliation transfers into level 1	$ 10,087,199
US Treasury Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held in trust non current	$ 253,788,923